BANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2024
Broker-Dealer [Abstract]
SCHEDULE OF BANK BORROWINGS

Bank borrowings consisted of the following:

	Terms of	Annual	As of December 31,
	repayments	interest rate	2024	2023
			$’000	$’000

Term loans	2 to 5 years	2.5% - 3.5%	428	1,521
Trust receipts	Within 12 months	6.34%	12,213	3,498

Total			12,641	5,019

Representing
Within 12 months			12,641	4,588
Over 1 year			-	431

			12,641	5,019